UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSRS filing contains the semiannual reports relating to the classes of the following series of the registrant:
Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares
Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares and Government Cash Managed Shares
Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund
Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares
Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund
Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S
Tax-Exempt Portfolio — Tax-Free Investment Class

October 31, 2015

Semiannual Report
to Shareholders

Cash Account Trust
Service Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents

Government & Agency Securities Portfolio

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statement of Changes in Net Assets

15 Financial Highlights

Tax-Exempt Portfolio

16 Portfolio Summary

17 Investment Portfolio

25 Statement of Assets and Liabilities

27 Statement of Operations

28 Statement of Changes in Net Assets

30 Financial Highlights

31 Notes to Financial Statements

44 Information About Each Fund's Expenses

46 Other Information

47 Advisory Agreement Board Considerations and Fee Evaluation

56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.1%
U.S. Government Sponsored Agencies 62.7%
Federal Farm Credit Bank:
0.144%**, 4/8/2016	57,500,000	57,497,471
0.174%**, 3/3/2016	25,000,000	25,000,000
0.174%**, 5/5/2016	58,000,000	58,000,054
0.174%**, 5/20/2016	25,000,000	25,000,223
0.177%**, 9/22/2016	35,000,000	35,000,000
0.214%**, 7/8/2016	35,000,000	35,010,946
0.291%*, 5/13/2016	42,000,000	41,934,363
0.311%*, 3/24/2016	25,000,000	24,969,000
0.316%*, 6/14/2016	7,500,000	7,485,169
0.331%*, 8/11/2016	17,500,000	17,454,442
0.341%*, 8/26/2016	16,000,000	15,954,818
0.401%*, 5/27/2016	7,500,000	7,482,667
Federal Home Loan Bank:
0.095%*, 1/7/2016	35,000,000	34,993,812
0.1%*, 11/9/2015	65,000,000	64,998,556
0.105%*, 11/17/2015	30,000,000	29,998,600
0.11%*, 12/7/2015	50,000,000	49,994,500
0.13%*, 11/27/2015	50,000,000	49,995,306
0.14%*, 1/15/2016	100,000	99,971
0.142%**, 7/22/2016	38,000,000	38,000,000
0.147%**, 8/17/2016	65,000,000	65,000,000
0.15%*, 12/14/2015	50,000,000	49,991,042
0.16%*, 11/2/2015	50,000,000	49,999,778
0.16%*, 11/9/2015	20,000,000	19,999,289
0.164%**, 8/26/2016	12,500,000	12,500,000
0.17%*, 2/22/2016	20,000,000	19,989,327
0.18%*, 11/2/2015	75,000,000	74,999,625
0.18%, 11/4/2015	62,500,000	62,499,912
0.18%*, 2/16/2016	42,000,000	41,977,530
0.189%**, 10/7/2016	35,000,000	35,000,000
0.19%*, 1/20/2016	20,000,000	19,991,556
0.2%*, 11/30/2015	25,000,000	24,995,972
0.21%*, 2/19/2016	50,000,000	49,967,917
0.21%*, 4/12/2016	22,500,000	22,478,606
0.22%*, 4/5/2016	17,500,000	17,483,317
0.22%*, 2/29/2016	6,000,000	5,995,600
0.23%*, 1/20/2016	22,500,000	22,488,500
0.24%, 5/18/2016	38,000,000	37,992,962
0.245%*, 4/22/2016	28,000,000	27,967,034
0.251%*, 3/7/2016	25,000,000	24,977,951
0.265%*, 2/9/2016	17,500,000	17,487,119
0.301%*, 2/12/2016	40,000,000	39,965,667
0.301%*, 3/8/2016	12,000,000	11,987,200
0.301%*, 3/11/2016	12,500,000	12,486,354
0.301%*, 5/25/2016	15,000,000	14,974,250
0.301%*, 2/19/2016	38,500,000	38,464,708
0.301%*, 7/15/2016	25,000,000	24,946,458
0.311%*, 6/28/2016	12,000,000	11,975,200
0.341%*, 6/2/2016	30,000,000	29,939,367
0.365%, 2/1/2016	35,000,000	35,011,324
0.375%, 2/19/2016	12,500,000	12,503,540
0.381%*, 6/22/2016	20,000,000	19,950,600
0.422%*, 7/1/2016	22,500,000	22,436,212
0.5%, 11/20/2015	40,000,000	40,005,054
Federal Home Loan Mortgage Corp.:
0.11%*, 12/10/2015	30,000,000	29,996,425
0.11%*, 12/16/2015	50,000,000	49,993,125
0.18%*, 11/12/2015	50,000,000	49,997,250
0.2%*, 2/23/2016	22,000,000	21,986,067
0.2%*, 11/16/2015	35,000,000	34,997,083
0.23%*, 1/12/2016	15,000,000	14,993,100
0.23%*, 1/13/2016	25,000,000	24,988,340
0.235%*, 4/15/2016	38,500,000	38,458,283
0.24%*, 1/26/2016	15,000,000	14,991,400
0.251%*, 12/7/2015	35,000,000	34,991,250
5.5%, 7/18/2016	35,000,000	36,258,833
Federal National Mortgage Association:
0.115%*, 11/2/2015	25,000,000	24,999,920
0.14%*, 12/15/2015	50,000,000	49,991,444
0.15%*, 12/15/2015	60,000,000	59,989,000
0.15%*, 12/1/2015	40,000,000	39,995,000
0.207%**, 10/21/2016	32,000,000	31,998,314
0.214%**, 7/20/2017	15,000,000	14,998,695
0.255%*, 2/2/2016	10,000,000	9,993,412
		2,220,915,810
U.S. Treasury Obligations 2.4%
U.S. Treasury Floating Rate Note:
0.065%**, 1/31/2016	36,400,000	36,398,027
0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.25%, 5/15/2016	20,000,000	20,005,778
		86,403,805
Total Government & Agency Obligations (Cost $2,307,319,615)		2,307,319,615

Repurchase Agreements 33.9%
BNP Paribas, 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.08%, dated 10/30/2015, to be repurchased at $10,000,067 on 11/2/2015 (b)	10,000,000	10,000,000
BNP Paribas, 0.09%, dated 10/30/2015, to be repurchased at $125,000,938 on 11/2/2015 (c)	125,000,000	125,000,000
Citigroup Global Markets, Inc., 0.08%, dated 10/30/2015, to be repurchased at $180,001,200 on 11/2/2015 (d)	180,000,000	180,000,000
HSBC Securities, Inc., 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.08%, dated 10/30/2015, to be repurchased at $100,000,667 on 11/2/2015 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.07%, dated 10/30/2015, to be repurchased at $200,001,167 on 11/2/2015 (g)	200,000,000	200,000,000
The Goldman Sachs & Co., 0.07%, dated 10/30/2015, to be repurchased at $10,000,058 on 11/2/2015 (h)	10,000,000	10,000,000
Wells Fargo Bank, 0.08%, dated 10/30/2015, to be repurchased at $125,000,833 on 11/2/2015 (i)	125,000,000	125,000,000
Wells Fargo Bank, 0.1%, dated 10/30/2015, to be repurchased at $250,002,083 on 11/2/2015 (j)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,200,000,000)		1,200,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,507,319,615)†	99.0	3,507,319,615
Other Assets and Liabilities, Net	1.0	34,849,364
Net Assets	100.0	3,542,168,979

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $3,507,319,615.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,792,700	U.S. Treasury Bonds	3.625–5.375	2/15/2031– 8/15/2043	56,910,860
41,043,100	U.S. Treasury Notes	3.125–3.625	5/15/2019– 2/15/2020	45,089,144
Total Collateral Value				102,000,004

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,667,000	Federal Farm Credit Bank	0.28–3.6	1/30/2018– 12/3/2029	9,646,945
30,000	Federal Home Loan Bank	2.75–4.0	6/8/2018– 9/1/2028	32,548
3,000	Federal Home Loan Mortgage Corp.	4.125	10/11/2033	3,088
20	Federal National Mortgage Association	1.25	1/30/2017	20
300	U.S. Treasury Inflation Indexed Bond	0.125	1/15/2022	308
842,159	U.S. Treasury STRIPS	Zero Coupon	11/15/2032– 11/15/2033	517,091
Total Collateral Value				10,200,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,568,393	Federal Home Loan Mortgage Corp.	3.0–6.0	10/1/2016– 7/1/2043	9,004,274
231,562,185	Federal National Mortgage Association	2.5–6.5	1/1/2026– 9/1/2044	118,233,864
290,567	Government National Mortgage Association	4.0–4.5	6/20/2035– 2/15/2045	261,862
Total Collateral Value				127,500,000

(d) Collateralized by $179,037,500 U.S. Treasury Note, with the various coupon rates from 1.375%–2.125%, with various maturity dates on 11/30/2018–6/30/2021 with a value of $183,600,051.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,496,340	Government National Mortgage Association	2.5–4.0	10/20/2027– 5/15/2045	11,590,008
4,685,600	U.S. Treasury Bonds	3.0–9.125	5/15/2018– 11/15/2044	5,362,834
150,000	U.S. Treasury Inflation Indexed Bonds	0.125	4/15/2016– 4/15/2018	155,182
3,276,700	U.S. Treasury Floating Rate Notes	0.155–0.187	1/31/2016– 7/31/2017	3,275,212
61,495,500	U.S. Treasury Notes	0.25–4.5	10/31/2015– 8/15/2025	62,776,714
36,471,425	U.S. Treasury STRIPS	Zero Coupon	11/15/2015– 11/15/2044	18,840,750
Total Collateral Value				102,000,700

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,181,097,925	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 8/15/2044	79,972,728
3,000,000	Federal National Mortgage Association	2.75	6/25/2044	3,012,752
220,809,383	Federal National Mortgage Association — Interest Only	3.0–5.5	2/25/2022– 7/25/2045	19,014,913
Total Collateral Value				102,000,393

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,131,300	U.S. Treasury Inflation Indexed Bond	2.5	7/15/2016	126,091,677
72,186,400	U.S. Treasury Note	3.125	5/15/2019	77,908,349
Total Collateral Value				204,000,026

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
216,154,538	Federal Home Loan Mortgage Corp. — Interest Only	1.675–6.315	2/1/2018– 7/1/2044	2,670,505
35,667,363	Federal National Mortgage Association — Interest Only	2.0–8.5	1/1/2018– 8/1/2044	7,529,495
Total Collateral Value				10,200,000

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
91,670,300	U.S. Treasury Bills	Zero Coupon	3/3/2016– 3/31/2016	91,628,340
22,084,100	U.S. Treasury Inflation Indexed Bonds	0.125–0.375	1/15/2023– 7/15/2025	21,630,022
14,249,300	U.S. Treasury Notes	0.625–0.875	8/31/2017– 7/15/2018	14,241,646
Total Collateral Value				127,500,008

(j) Collateralized by $245,400,619 Federal National Mortgage Association, with the various coupon rates from 2.298–4.514%, with various maturity dates of 3/1/2018–8/1/2045 with a value of $255,918,725.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,307,319,615	$ —	$ 2,307,319,615
Repurchase Agreements	—	1,200,000,000	—	1,200,000,000
Total	$ —	$ 3,507,319,615	$ —	$ 3,507,319,615

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments:
Investments in securities, valued at amortized cost	$ 2,307,319,615
Repurchase agreements, valued at amortized cost	1,200,000,000
Investments in securities, at value (cost $3,507,319,615)	3,507,319,615
Cash	34,409,466
Receivable for Fund shares sold	54,697
Interest receivable	833,979
Due from Advisor	5,646
Other assets	129,824
Total assets	3,542,753,227
Liabilities
Payable for Fund shares redeemed	23,265
Distributions payable	62,395
Accrued Trustees' fees	35,735
Other accrued expenses and payables	462,853
Total liabilities	584,248
Net assets, at value	$ 3,542,168,979
Net Assets Consist of
Undistributed net investment income	201,482
Accumulated net realized gain (loss)	(435,346)
Paid-in capital	3,542,402,843
Net assets, at value	$ 3,542,168,979

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($85,886,786 ÷ 85,890,341 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,026,454,019 ÷ 3,026,579,302 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($302,797,537 ÷ 302,810,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($127,030,637 ÷ 127,035,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 2,547,103
Expenses: Management fee	1,307,698
Administration fee	1,864,987
Services to shareholders	418,069
Distribution and service fees	433,873
Custodian fee	32,384
Professional fees	73,994
Reports to shareholders	41,734
Registration fees	44,872
Trustees' fees and expenses	71,632
Other	67,248
Total expenses before expense reductions	4,356,491
Expense reductions	(2,489,892)
Total expenses after expense reductions	1,866,599
Net investment income	680,504
Net realized gain (loss) from investments	(4,414)
Net increase (decrease) in net assets resulting from operations	$ 676,090

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations: Net investment income	$ 680,504	$ 1,041,565
Net realized gain (loss)	(4,414)	6,049
Net increase in net assets resulting from operations	676,090	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(4,222)	(8,269)
Deutsche Government Cash Institutional Shares	(658,108)	(999,708)
Government Cash Managed Shares	(14,578)	(23,600)
Service Shares	(3,606)	(7,330)
Total distributions	(680,514)	(1,041,582)
Fund share transactions: Proceeds from shares sold	10,598,749,323	20,788,173,097
Reinvestment of distributions	219,276	286,644
Cost of shares redeemed	(10,773,700,473)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	(174,731,874)	251,578,482
Increase (decrease) in net assets	(174,736,298)	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $201,482 and $201,492, respectively)	$ 3,542,168,979	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Service Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	(.000)***	.000***	.000***	(.000)***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	64	45	78	108	113
Ratio of expenses before expense reductions (%)	1.04*	1.04	1.04	1.04	1.03	1.04
Ratio of expenses after expense reductions (%)	.13*	.08	.08	.17	.11	.22
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alaska 1.0%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016 (a)	10,000,000	10,115,500
Arizona 2.1%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02%*, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02%*, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
		22,470,000
California 8.5%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.05%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,750,706
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,277,419
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.04%*, 6/15/2034, LIQ: Fannie Mae	28,800,000	28,800,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 2/16/2016, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
		88,828,125
Colorado 0.7%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.02%*, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.03%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01%*, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.01%*, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.03%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		67,830,000
Georgia 1.1%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,417,035
Illinois 4.8%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01%*, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02%*, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
		50,623,000
Indiana 6.6%
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 1.0%, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		69,085,000
Maine 0.8%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.02%*, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series E-2, AMT, 0.02%*, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		8,915,000
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,589,263
Massachusetts 1.9%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,116,912
Massachusetts, State School Building Authority, TECP, 0.03%, 11/9/2015, LOC: Citibank NA	8,000,000	8,000,000
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,793,151
		19,910,063
Michigan 3.0%
Michigan, State Finance Authority Revenue, School Loan:
Series C, 0.11%*, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.13%*, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
		31,000,000
Minnesota 2.8%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02%*, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.02%*, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
Minnesota, State Housing Finance Agency, Residential Housing Finance Revenue, Series G, AMT, 0.02%*, 1/1/2032, SPA: Royal Bank of Canada	5,975,000	5,975,000
		29,875,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01%*, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 19.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U. S. Bank NA	6,000,000	6,000,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	10,500,000	10,500,000
Series E-3, 0.01%*, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,543,990
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing:
Series A, 0.03%*, 11/1/2049, LOC: Bank of China	13,500,000	13,500,000
Series A, 144A, 0.03%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.02%*, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	20,000,000	20,000,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.03%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06%*, 10/1/2040, LOC: Bank of America NA	1,900,000	1,900,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.03%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	12,650,000	12,650,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%*, 2/1/2045, SPA: JPMorgan Chase Bank NA	44,085,000	44,085,000
Series B, 5.0%, 11/1/2016	4,045,000	4,236,322
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,067,375
Series J, 3.0%, 8/1/2016	11,000,000	11,228,375
Series B, 5.0%, 8/1/2016	9,005,000	9,324,889
Series D, 5.0%, 8/1/2016	1,500,000	1,552,713
		208,888,664
North Carolina 1.0%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.11%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,000,000	10,000,000
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,699,904
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04%*, 9/1/2036, SPA: State Street Bank & Trust Co.	8,420,000	8,420,000
		65,439,904
Pennsylvania 3.3%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.1%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17%, 5/1/2016	34,475,000	34,475,000
		64,475,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,992
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01%*, 10/1/2041, LOC: TD Bank NA	12,260,000	12,260,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03%*, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,110,994
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,699,060
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.01%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	14,500,000	14,500,000
Texas, State Veterans Housing Assistance, Series II- A, 0.02%* 12/1/2036	10,000,000	10,000,000
University of Texas, Financing Systems Revenues, Series B, 0.01%*, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		67,920,046
Utah 3.5%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series E-1, 144A, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	1,755,000	1,755,000
"1", Series C, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.08%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.21%**, 5/15/2049	7,500,000	7,500,000
Series C, 0.21%**, 5/15/2049	8,000,000	8,000,000
		36,295,000
Virginia 0.5%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.02%*, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19%**, 11/15/2043	17,825,000	17,825,000
Other 6.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02%*, 10/15/2029, LIQ: Freddie Mac	15,815,000	15,815,000
"A", Series M031, 0.02%**, 12/15/2045, LIQ: Freddie Mac	10,450,000	10,450,000
"A", Series M015, 144A, AMT, 0.04%**, 5/15/2046, LIQ: Freddie Mac	31,845,000	31,845,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 144A, 0.02%*, 3/15/2049, LIQ: Freddie Mac	10,530,000	10,530,000
		68,640,000
Total Municipal Investments (Cost $1,052,751,600)		1,052,751,600

Preferred Shares of Closed-End Investment Companies 3.3%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16%*, 6/1/2041	5,000,000	5,000,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.09%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,087,751,600)†	103.5	1,087,751,600
Other Assets and Liabilities, Net	(3.5)	(37,381,535)
Net Assets	100.0	1,050,370,065

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $1,087,751,600.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600
Total	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,087,751,600
Cash	166,373
Receivable for investments sold	460,000
Receivable for Fund shares sold	210,862
Interest receivable	1,319,390
Due from Advisor	5,920
Other assets	73,586
Total assets	1,089,987,731
Liabilities
Payable for investments purchased	29,250,000
Payable for investment purchased — when-issued security	10,115,500
Payable for Fund shares redeemed	56,534
Distributions payable	1,672
Accrued Trustees' fees	18,984
Other accrued expenses and payables	174,976
Total liabilities	39,617,666
Net assets, at value	$ 1,050,370,065
Net Assets Consist of
Undistributed net investment income	127,640
Accumulated net realized gain (loss)	77,396
Paid-in capital	1,050,165,029
Net assets, at value	$ 1,050,370,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($435,500,635 ÷ 435,309,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($169,938,210 ÷ 169,863,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($72,789,835 ÷ 72,757,831 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,253,645 ÷ 47,232,869 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($51,316,162 ÷ 51,293,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($273,571,578 ÷ 273,451,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 571,350
Expenses: Management fee	351,650
Administration fee	501,227
Services to shareholders	356,373
Distribution and service fees	619,018
Custodian fee	9,794
Professional fees	63,290
Reports to shareholders	54,740
Registration fees	51,520
Trustees' fees and expenses	31,362
Other	47,132
Total expenses before expense reductions	2,086,106
Expense reductions	(1,564,600)
Total expenses after expense reductions	521,506
Net investment income	49,844
Net realized gain (loss) from investments	62,591
Net increase (decrease) in net assets resulting from operations	$ 112,435

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$ 49,844	$ 150,612
Net realized gain (loss)	62,591	225,691
Net increase in net assets resulting from operations	112,435	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(19,253)	(85,331)
Deutsche Tax-Exempt Money Fund	(8,396)	(18,941)
Deutsche Tax-Free Money Fund Class S	(3,509)	(8,237)
Service Shares	(2,441)	(4,857)
Tax-Exempt Cash Managed Shares	(2,703)	(4,952)
Tax-Free Investment Class	(13,540)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	—	(166,258)
Deutsche Tax-Exempt Money Fund	—	(39,574)
Deutsche Tax-Free Money Fund Class S	—	(18,451)
Service Shares	—	(10,082)
Tax-Exempt Cash Managed Shares	—	(9,143)
Tax-Free Investment Class	—	(56,021)
Total distributions	(49,842)	(450,149)
Fund share transactions: Proceeds from shares sold	1,172,107,596	3,096,898,998
Reinvestment of distributions	39,588	259,881
Cost of shares redeemed	(1,032,521,258)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	139,625,926	(892,071,483)
Increase (decrease) in net assets	139,688,519	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $127,640 and $127,638, respectively)	$ 1,050,370,065	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Service Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.03	.02	.03	.02	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	48	52	45	78	82
Ratio of expenses before expense reductions (%)	1.08*	1.06	1.05	1.05	1.04	1.04
Ratio of expenses after expense reductions (%)	.10*	.10	.13	.20	.22	.34
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2015, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,200,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2015 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annualized effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,307,698, all of which was waived.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $351,650, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 1,864,987	$ 427,380	$ 288,512
Tax-Exempt Portfolio	$ 501,227	$ 272,801	$ 38,742

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2015, the amounts charged to the Funds by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Government & Agency Money Fund	$ 32,550	$ 25,827	$ 247
Deutsche Government Cash Institutional Shares	147,649	147,649	—
Government Cash Managed Shares	115,327	68,993	15,704
Service Shares	89,681	78,472	2,207
	$ 385,207	$ 320,941	$ 18,158

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Tax-Exempt Cash Institutional Shares	$ 39,027	$ 39,027	$ —
Deutsche Tax-Exempt Money Fund	28,744	28,248	496
Deutsche Tax-Free Money Fund Class S	22,410	22,114	296
Service Shares	60,983	60,687	296
Tax-Exempt Cash Managed Shares	18,444	17,763	681
Tax-Free Investment Class	154,983	153,292	1,691
	$ 324,591	$ 321,131	$ 3,460

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 215,821	$ 215,821.00%		.60%

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 146,153	$ 146,153.00%		.60%
Tax-Free Investment Class	337,826	337,826.00%		.25%
	$ 483,979	$ 483,979

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 218,052	$ 218,052.00%		.15%

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 40,448	$ 40,448.00%		.15%
Tax-Free Investment Class	94,591	94,591.00%		.07%
	$ 135,039	$ 135,039

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2015, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 22,110	$ 22,110
Tax-Exempt Portfolio	$ 31,492	$ 30,437

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2015, three shareholder accounts held approximately 22%, 14% and 11% of the outstanding shares of the Government & Agency Securities Portfolio, and two shareholder accounts held approximately 38% and 13% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2015.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	21,767,385	21,767,385	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	9,845,109,582	9,845,109,582	19,403,672,396	19,403,672,396
Government Cash Managed Shares	504,461,891	504,461,891	896,901,108	896,901,108
Service Shares	227,393,087	227,393,087	315,676,337	315,676,337
Account Maintenance Fees	—	17,378	—	21,694
		$ 10,598,749,323		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	4,149	4,149	8,139	8,139
Deutsche Government Cash Institutional Shares	207,664	207,664	261,182	261,182
Government Cash Managed Shares	3,822	3,822	7,540	7,540
Service Shares	3,641	3,641	7,325	7,325
		$ 219,276		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(20,342,255)	(20,342,255)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(10,151,476,462)	(10,151,476,462)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(437,156,541)	(437,156,541)	(875,501,896)	(875,501,896)
Service Shares	(164,725,215)	(164,725,215)	(296,456,402)	(296,456,402)
		$ (10,773,700,473)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	1,429,279	1,429,279	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	(306,159,216)	(306,159,216)	327,692,128	327,692,128
Government Cash Managed Shares	67,309,172	67,309,172	21,406,752	21,406,752
Service Shares	62,671,513	62,671,513	19,227,260	19,227,260
Account Maintenance Fees	—	17,378	—	21,694
		$ (174,731,874)		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Tax-Exempt Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares****	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares*****	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	869,831,007	869,831,007	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	23,524,644	23,524,644	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	13,738,487	13,738,487	27,838,722	27,838,722
Service Shares	39,297,005	39,297,005	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	88,630,790	88,630,790	173,396,796	173,396,796
Tax-Free Investment Class	137,085,663	137,085,663	295,255,493	295,255,493
Account Maintenance Fees	—	—	—	24,208
		$ 1,172,107,596		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares****	—	$ —	50	$ 50
Davidson Cash Equivalent Shares*****	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	11,976	11,976	79,736	79,736
Deutsche Tax-Exempt Money Fund	8,392	8,392	57,472	57,472
Deutsche Tax-Free Money Fund Class S	3,391	3,391	25,314	25,314
Service Shares	2,450	2,450	14,913	14,913
Tax-Exempt Cash Managed Shares	14	14	109	109
Tax-Free Investment Class	13,365	13,365	81,176	81,176
		$ 39,588		$ 259,881
Shares redeemed
Capital Assets Funds Shares****	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares*****	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(730,459,248)	(730,459,248)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(29,561,815)	(29,561,815)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(16,885,355)	(16,885,355)	(41,370,571)	(41,370,571)
Service Shares	(39,891,351)	(39,891,351)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(89,540,868)	(89,540,868)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(126,182,621)	(126,182,621)	(315,612,225)	(315,612,225)
		$ (1,032,521,258)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares****	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares*****	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	139,383,735	139,383,735	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(6,028,779)	(6,028,779)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(3,143,477)	(3,143,477)	(13,506,535)	(13,506,535)
Service Shares	(591,896)	(591,896)	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	(910,064)	(910,064)	(50,461,103)	(50,461,103)
Tax-Free Investment Class	10,916,407	10,916,407	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	—	—	24,208
		$ 139,625,926		$ (892,071,483)

**** The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Government & Agency Securities Portfolio operates as a "government money market fund"pursuant to money market reform. The Tax-Exempt Portfolio is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Tax-Exempt Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Tax-Exempt Portfolio.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05	$ 1,000.05
Expenses Paid per $1,000*	$ .65	$ .50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.48	$ 1,024.63
Expenses Paid per $1,000*	$ .66	$ .51
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.13%	.10%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

Fund #250

Government Cash
Managed Shares

Fund #254

Contents

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statement of Changes in Net Assets

15 Financial Highlights

17 Notes to Financial Statements

26 Information About Your Fund's Expenses

28 Other Information

29 Advisory Agreement Board Considerations and Fee Evaluation

34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.1%
U.S. Government Sponsored Agencies 62.7%
Federal Farm Credit Bank:
0.144%**, 4/8/2016	57,500,000	57,497,471
0.174%**, 3/3/2016	25,000,000	25,000,000
0.174%**, 5/5/2016	58,000,000	58,000,054
0.174%**, 5/20/2016	25,000,000	25,000,223
0.177%**, 9/22/2016	35,000,000	35,000,000
0.214%**, 7/8/2016	35,000,000	35,010,946
0.291%*, 5/13/2016	42,000,000	41,934,363
0.311%*, 3/24/2016	25,000,000	24,969,000
0.316%*, 6/14/2016	7,500,000	7,485,169
0.331%*, 8/11/2016	17,500,000	17,454,442
0.341%*, 8/26/2016	16,000,000	15,954,818
0.401%*, 5/27/2016	7,500,000	7,482,667
Federal Home Loan Bank:
0.095%*, 1/7/2016	35,000,000	34,993,812
0.1%*, 11/9/2015	65,000,000	64,998,556
0.105%*, 11/17/2015	30,000,000	29,998,600
0.11%*, 12/7/2015	50,000,000	49,994,500
0.13%*, 11/27/2015	50,000,000	49,995,306
0.14%*, 1/15/2016	100,000	99,971
0.142%**, 7/22/2016	38,000,000	38,000,000
0.147%**, 8/17/2016	65,000,000	65,000,000
0.15%*, 12/14/2015	50,000,000	49,991,042
0.16%*, 11/2/2015	50,000,000	49,999,778
0.16%*, 11/9/2015	20,000,000	19,999,289
0.164%**, 8/26/2016	12,500,000	12,500,000
0.17%*, 2/22/2016	20,000,000	19,989,327
0.18%*, 11/2/2015	75,000,000	74,999,625
0.18%, 11/4/2015	62,500,000	62,499,912
0.18%*, 2/16/2016	42,000,000	41,977,530
0.189%**, 10/7/2016	35,000,000	35,000,000
0.19%*, 1/20/2016	20,000,000	19,991,556
0.2%*, 11/30/2015	25,000,000	24,995,972
0.21%*, 2/19/2016	50,000,000	49,967,917
0.21%*, 4/12/2016	22,500,000	22,478,606
0.22%*, 4/5/2016	17,500,000	17,483,317
0.22%*, 2/29/2016	6,000,000	5,995,600
0.23%*, 1/20/2016	22,500,000	22,488,500
0.24%, 5/18/2016	38,000,000	37,992,962
0.245%*, 4/22/2016	28,000,000	27,967,034
0.251%*, 3/7/2016	25,000,000	24,977,951
0.265%*, 2/9/2016	17,500,000	17,487,119
0.301%*, 2/12/2016	40,000,000	39,965,667
0.301%*, 3/8/2016	12,000,000	11,987,200
0.301%*, 3/11/2016	12,500,000	12,486,354
0.301%*, 5/25/2016	15,000,000	14,974,250
0.301%*, 2/19/2016	38,500,000	38,464,708
0.301%*, 7/15/2016	25,000,000	24,946,458
0.311%*, 6/28/2016	12,000,000	11,975,200
0.341%*, 6/2/2016	30,000,000	29,939,367
0.365%, 2/1/2016	35,000,000	35,011,324
0.375%, 2/19/2016	12,500,000	12,503,540
0.381%*, 6/22/2016	20,000,000	19,950,600
0.422%*, 7/1/2016	22,500,000	22,436,212
0.5%, 11/20/2015	40,000,000	40,005,054
Federal Home Loan Mortgage Corp.:
0.11%*, 12/10/2015	30,000,000	29,996,425
0.11%*, 12/16/2015	50,000,000	49,993,125
0.18%*, 11/12/2015	50,000,000	49,997,250
0.2%*, 2/23/2016	22,000,000	21,986,067
0.2%*, 11/16/2015	35,000,000	34,997,083
0.23%*, 1/12/2016	15,000,000	14,993,100
0.23%*, 1/13/2016	25,000,000	24,988,340
0.235%*, 4/15/2016	38,500,000	38,458,283
0.24%*, 1/26/2016	15,000,000	14,991,400
0.251%*, 12/7/2015	35,000,000	34,991,250
5.5%, 7/18/2016	35,000,000	36,258,833
Federal National Mortgage Association:
0.115%*, 11/2/2015	25,000,000	24,999,920
0.14%*, 12/15/2015	50,000,000	49,991,444
0.15%*, 12/15/2015	60,000,000	59,989,000
0.15%*, 12/1/2015	40,000,000	39,995,000
0.207%**, 10/21/2016	32,000,000	31,998,314
0.214%**, 7/20/2017	15,000,000	14,998,695
0.255%*, 2/2/2016	10,000,000	9,993,412
		2,220,915,810
U.S. Treasury Obligations 2.4%
U.S. Treasury Floating Rate Note:
0.065%**, 1/31/2016	36,400,000	36,398,027
0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.25%, 5/15/2016	20,000,000	20,005,778
		86,403,805
Total Government & Agency Obligations (Cost $2,307,319,615)		2,307,319,615

Repurchase Agreements 33.9%
BNP Paribas, 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.08%, dated 10/30/2015, to be repurchased at $10,000,067 on 11/2/2015 (b)	10,000,000	10,000,000
BNP Paribas, 0.09%, dated 10/30/2015, to be repurchased at $125,000,938 on 11/2/2015 (c)	125,000,000	125,000,000
Citigroup Global Markets, Inc., 0.08%, dated 10/30/2015, to be repurchased at $180,001,200 on 11/2/2015 (d)	180,000,000	180,000,000
HSBC Securities, Inc., 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.08%, dated 10/30/2015, to be repurchased at $100,000,667 on 11/2/2015 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.07%, dated 10/30/2015, to be repurchased at $200,001,167 on 11/2/2015 (g)	200,000,000	200,000,000
The Goldman Sachs & Co., 0.07%, dated 10/30/2015, to be repurchased at $10,000,058 on 11/2/2015 (h)	10,000,000	10,000,000
Wells Fargo Bank, 0.08%, dated 10/30/2015, to be repurchased at $125,000,833 on 11/2/2015 (i)	125,000,000	125,000,000
Wells Fargo Bank, 0.1%, dated 10/30/2015, to be repurchased at $250,002,083 on 11/2/2015 (j)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,200,000,000)		1,200,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,507,319,615)†	99.0	3,507,319,615
Other Assets and Liabilities, Net	1.0	34,849,364
Net Assets	100.0	3,542,168,979

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $3,507,319,615.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,792,700	U.S. Treasury Bonds	3.625–5.375	2/15/2031– 8/15/2043	56,910,860
41,043,100	U.S. Treasury Notes	3.125–3.625	5/15/2019– 2/15/2020	45,089,144
Total Collateral Value				102,000,004

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,667,000	Federal Farm Credit Bank	0.28–3.6	1/30/2018– 12/3/2029	9,646,945
30,000	Federal Home Loan Bank	2.75–4.0	6/8/2018– 9/1/2028	32,548
3,000	Federal Home Loan Mortgage Corp.	4.125	10/11/2033	3,088
20	Federal National Mortgage Association	1.25	1/30/2017	20
300	U.S. Treasury Inflation Indexed Bond	0.125	1/15/2022	308
842,159	U.S. Treasury STRIPS	Zero Coupon	11/15/2032– 11/15/2033	517,091
Total Collateral Value				10,200,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,568,393	Federal Home Loan Mortgage Corp.	3.0–6.0	10/1/2016– 7/1/2043	9,004,274
231,562,185	Federal National Mortgage Association	2.5–6.5	1/1/2026– 9/1/2044	118,233,864
290,567	Government National Mortgage Association	4.0–4.5	6/20/2035– 2/15/2045	261,862
Total Collateral Value				127,500,000

(d) Collateralized by $179,037,500 U.S. Treasury Note, with the various coupon rates from 1.375%–2.125%, with various maturity dates on 11/30/2018–6/30/2021 with a value of $183,600,051.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,496,340	Government National Mortgage Association	2.5–4.0	10/20/2027– 5/15/2045	11,590,008
4,685,600	U.S. Treasury Bonds	3.0–9.125	5/15/2018– 11/15/2044	5,362,834
150,000	U.S. Treasury Inflation Indexed Bonds	0.125	4/15/2016– 4/15/2018	155,182
3,276,700	U.S. Treasury Floating Rate Notes	0.155–0.187	1/31/2016– 7/31/2017	3,275,212
61,495,500	U.S. Treasury Notes	0.25–4.5	10/31/2015– 8/15/2025	62,776,714
36,471,425	U.S. Treasury STRIPS	Zero Coupon	11/15/2015– 11/15/2044	18,840,750
Total Collateral Value				102,000,700

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,181,097,925	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 8/15/2044	79,972,728
3,000,000	Federal National Mortgage Association	2.75	6/25/2044	3,012,752
220,809,383	Federal National Mortgage Association — Interest Only	3.0–5.5	2/25/2022– 7/25/2045	19,014,913
Total Collateral Value				102,000,393

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,131,300	U.S. Treasury Inflation Indexed Bond	2.5	7/15/2016	126,091,677
72,186,400	U.S. Treasury Note	3.125	5/15/2019	77,908,349
Total Collateral Value				204,000,026

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
216,154,538	Federal Home Loan Mortgage Corp. — Interest Only	1.675–6.315	2/1/2018– 7/1/2044	2,670,505
35,667,363	Federal National Mortgage Association — Interest Only	2.0–8.5	1/1/2018– 8/1/2044	7,529,495
Total Collateral Value				10,200,000

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
91,670,300	U.S. Treasury Bills	Zero Coupon	3/3/2016– 3/31/2016	91,628,340
22,084,100	U.S. Treasury Inflation Indexed Bonds	0.125–0.375	1/15/2023– 7/15/2025	21,630,022
14,249,300	U.S. Treasury Notes	0.625–0.875	8/31/2017– 7/15/2018	14,241,646
Total Collateral Value				127,500,008

(j) Collateralized by $245,400,619 Federal National Mortgage Association, with the various coupon rates from 2.298–4.514%, with various maturity dates of 3/1/2018–8/1/2045 with a value of $255,918,725.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,307,319,615	$ —	$ 2,307,319,615
Repurchase Agreements	—	1,200,000,000	—	1,200,000,000
Total	$ —	$ 3,507,319,615	$ —	$ 3,507,319,615

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments:
Investments in securities, valued at amortized cost	$ 2,307,319,615
Repurchase agreements, valued at amortized cost	1,200,000,000
Investments in securities, at value (cost $3,507,319,615)	3,507,319,615
Cash	34,409,466
Receivable for Fund shares sold	54,697
Interest receivable	833,979
Due from Advisor	5,646
Other assets	129,824
Total assets	3,542,753,227
Liabilities
Payable for Fund shares redeemed	23,265
Distributions payable	62,395
Accrued Trustees' fees	35,735
Other accrued expenses and payables	462,853
Total liabilities	584,248
Net assets, at value	$ 3,542,168,979
Net Assets Consist of
Undistributed net investment income	201,482
Accumulated net realized gain (loss)	(435,346)
Paid-in capital	3,542,402,843
Net assets, at value	$ 3,542,168,979

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($85,886,786 ÷ 85,890,341 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,026,454,019 ÷ 3,026,579,302 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($302,797,537 ÷ 302,810,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($127,030,637 ÷ 127,035,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 2,547,103
Expenses: Management fee	1,307,698
Administration fee	1,864,987
Services to shareholders	418,069
Distribution and service fees	433,873
Custodian fee	32,384
Professional fees	73,994
Reports to shareholders	41,734
Registration fees	44,872
Trustees' fees and expenses	71,632
Other	67,248
Total expenses before expense reductions	4,356,491
Expense reductions	(2,489,892)
Total expenses after expense reductions	1,866,599
Net investment income	680,504
Net realized gain (loss) from investments	(4,414)
Net increase (decrease) in net assets resulting from operations	$ 676,090

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations: Net investment income	$ 680,504	$ 1,041,565
Net realized gain (loss)	(4,414)	6,049
Net increase in net assets resulting from operations	676,090	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(4,222)	(8,269)
Deutsche Government Cash Institutional Shares	(658,108)	(999,708)
Government Cash Managed Shares	(14,578)	(23,600)
Service Shares	(3,606)	(7,330)
Total distributions	(680,514)	(1,041,582)
Fund share transactions: Proceeds from shares sold	10,598,749,323	20,788,173,097
Reinvestment of distributions	219,276	286,644
Cost of shares redeemed	(10,773,700,473)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	(174,731,874)	251,578,482
Increase (decrease) in net assets	(174,736,298)	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $201,482 and $201,492, respectively)	$ 3,542,168,979	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.001
Net realized gain (loss)	(.000)***	.000***	(.000)***	.000***	.000***	(.000)***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.001
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.02**	.03	.03	.03	.04	.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,026	3,333	3,005	2,256	2,713	4,772
Ratio of expenses before expense reductions (%)	.20*	.20	.20	.20	.19	.19
Ratio of expenses after expense reductions (%)	.10*	.06	.06	.15	.08	.16
Ratio of net investment income (%)	.04*	.03	.03	.03	.04	.07
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	(.000)***	.000***	.000***	(.000)***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	303	235	214	222	215	180
Ratio of expenses before expense reductions (%)	.42*	.42	.43	.42	.41	.41
Ratio of expenses after expense reductions (%)	.13*	.08	.08	.17	.11	.22
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014, and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2015, the Fund held repurchase agreements with a gross value of $1,200,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, the Fund had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,307,698, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 1,864,987	$ 427,380	$ 285,512

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Government & Agency Money Fund	$ 32,550	$ 25,827	$ 247
Deutsche Government Cash Institutional Shares	147,649	147,649	—
Government Cash Managed Shares	115,327	68,993	15,704
Service Shares	89,681	78,472	2,207
	$ 385,207	$ 320,941	$ 18,158

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 215,821	$ 215,821.00%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 218,052	$ 218,052.00%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 22,110	$ 22,110

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, three shareholder accounts held approximately 22%, 14% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	21,767,385	21,767,385	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	9,845,109,582	9,845,109,582	19,403,672,396	19,403,672,396
Government Cash Managed Shares	504,461,891	504,461,891	896,901,108	896,901,108
Service Shares	227,393,087	227,393,087	315,676,337	315,676,337
Account Maintenance Fees	—	17,378	—	21,694
		$ 10,598,749,323		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	4,149	4,149	8,139	8,139
Deutsche Government Cash Institutional Shares	207,664	207,664	261,182	261,182
Government Cash Managed Shares	3,822	3,822	7,540	7,540
Service Shares	3,641	3,641	7,325	7,325
		$ 219,276		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(20,342,255)	(20,342,255)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(10,151,476,462)	(10,151,476,462)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(437,156,541)	(437,156,541)	(875,501,896)	(875,501,896)
Service Shares	(164,725,215)	(164,725,215)	(296,456,402)	(296,456,402)
		$ (10,773,700,473)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	1,429,279	1,429,279	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	(306,159,216)	(306,159,216)	327,692,128	327,692,128
Government Cash Managed Shares	67,309,172	67,309,172	21,406,752	21,406,752
Service Shares	62,671,513	62,671,513	19,227,260	19,227,260
Account Maintenance Fees	—	17,378	—	21,694
		$ (174,731,874)		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.20	$ 1,000.05
Expenses Paid per $1,000*	$ .50	$ .65
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.63	$ 1,024.48
Expenses Paid per $1,000*	$ .51	$ .66
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.10%
Government Cash Managed Shares		.13%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Contents

3 Portfolio Summary

6 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.1%
U.S. Government Sponsored Agencies 62.7%
Federal Farm Credit Bank:
0.144%**, 4/8/2016	57,500,000	57,497,471
0.174%**, 3/3/2016	25,000,000	25,000,000
0.174%**, 5/5/2016	58,000,000	58,000,054
0.174%**, 5/20/2016	25,000,000	25,000,223
0.177%**, 9/22/2016	35,000,000	35,000,000
0.214%**, 7/8/2016	35,000,000	35,010,946
0.291%*, 5/13/2016	42,000,000	41,934,363
0.311%*, 3/24/2016	25,000,000	24,969,000
0.316%*, 6/14/2016	7,500,000	7,485,169
0.331%*, 8/11/2016	17,500,000	17,454,442
0.341%*, 8/26/2016	16,000,000	15,954,818
0.401%*, 5/27/2016	7,500,000	7,482,667
Federal Home Loan Bank:
0.095%*, 1/7/2016	35,000,000	34,993,812
0.1%*, 11/9/2015	65,000,000	64,998,556
0.105%*, 11/17/2015	30,000,000	29,998,600
0.11%*, 12/7/2015	50,000,000	49,994,500
0.13%*, 11/27/2015	50,000,000	49,995,306
0.14%*, 1/15/2016	100,000	99,971
0.142%**, 7/22/2016	38,000,000	38,000,000
0.147%**, 8/17/2016	65,000,000	65,000,000
0.15%*, 12/14/2015	50,000,000	49,991,042
0.16%*, 11/2/2015	50,000,000	49,999,778
0.16%*, 11/9/2015	20,000,000	19,999,289
0.164%**, 8/26/2016	12,500,000	12,500,000
0.17%*, 2/22/2016	20,000,000	19,989,327
0.18%*, 11/2/2015	75,000,000	74,999,625
0.18%, 11/4/2015	62,500,000	62,499,912
0.18%*, 2/16/2016	42,000,000	41,977,530
0.189%**, 10/7/2016	35,000,000	35,000,000
0.19%*, 1/20/2016	20,000,000	19,991,556
0.2%*, 11/30/2015	25,000,000	24,995,972
0.21%*, 2/19/2016	50,000,000	49,967,917
0.21%*, 4/12/2016	22,500,000	22,478,606
0.22%*, 4/5/2016	17,500,000	17,483,317
0.22%*, 2/29/2016	6,000,000	5,995,600
0.23%*, 1/20/2016	22,500,000	22,488,500
0.24%, 5/18/2016	38,000,000	37,992,962
0.245%*, 4/22/2016	28,000,000	27,967,034
0.251%*, 3/7/2016	25,000,000	24,977,951
0.265%*, 2/9/2016	17,500,000	17,487,119
0.301%*, 2/12/2016	40,000,000	39,965,667
0.301%*, 3/8/2016	12,000,000	11,987,200
0.301%*, 3/11/2016	12,500,000	12,486,354
0.301%*, 5/25/2016	15,000,000	14,974,250
0.301%*, 2/19/2016	38,500,000	38,464,708
0.301%*, 7/15/2016	25,000,000	24,946,458
0.311%*, 6/28/2016	12,000,000	11,975,200
0.341%*, 6/2/2016	30,000,000	29,939,367
0.365%, 2/1/2016	35,000,000	35,011,324
0.375%, 2/19/2016	12,500,000	12,503,540
0.381%*, 6/22/2016	20,000,000	19,950,600
0.422%*, 7/1/2016	22,500,000	22,436,212
0.5%, 11/20/2015	40,000,000	40,005,054
Federal Home Loan Mortgage Corp.:
0.11%*, 12/10/2015	30,000,000	29,996,425
0.11%*, 12/16/2015	50,000,000	49,993,125
0.18%*, 11/12/2015	50,000,000	49,997,250
0.2%*, 2/23/2016	22,000,000	21,986,067
0.2%*, 11/16/2015	35,000,000	34,997,083
0.23%*, 1/12/2016	15,000,000	14,993,100
0.23%*, 1/13/2016	25,000,000	24,988,340
0.235%*, 4/15/2016	38,500,000	38,458,283
0.24%*, 1/26/2016	15,000,000	14,991,400
0.251%*, 12/7/2015	35,000,000	34,991,250
5.5%, 7/18/2016	35,000,000	36,258,833
Federal National Mortgage Association:
0.115%*, 11/2/2015	25,000,000	24,999,920
0.14%*, 12/15/2015	50,000,000	49,991,444
0.15%*, 12/15/2015	60,000,000	59,989,000
0.15%*, 12/1/2015	40,000,000	39,995,000
0.207%**, 10/21/2016	32,000,000	31,998,314
0.214%**, 7/20/2017	15,000,000	14,998,695
0.255%*, 2/2/2016	10,000,000	9,993,412
		2,220,915,810
U.S. Treasury Obligations 2.4%
U.S. Treasury Floating Rate Note:
0.065%**, 1/31/2016	36,400,000	36,398,027
0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.25%, 5/15/2016	20,000,000	20,005,778
		86,403,805
Total Government & Agency Obligations (Cost $2,307,319,615)		2,307,319,615

Repurchase Agreements 33.9%
BNP Paribas, 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.08%, dated 10/30/2015, to be repurchased at $10,000,067 on 11/2/2015 (b)	10,000,000	10,000,000
BNP Paribas, 0.09%, dated 10/30/2015, to be repurchased at $125,000,938 on 11/2/2015 (c)	125,000,000	125,000,000
Citigroup Global Markets, Inc., 0.08%, dated 10/30/2015, to be repurchased at $180,001,200 on 11/2/2015 (d)	180,000,000	180,000,000
HSBC Securities, Inc., 0.07%, dated 10/30/2015, to be repurchased at $100,000,583 on 11/2/2015 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.08%, dated 10/30/2015, to be repurchased at $100,000,667 on 11/2/2015 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.07%, dated 10/30/2015, to be repurchased at $200,001,167 on 11/2/2015 (g)	200,000,000	200,000,000
The Goldman Sachs & Co., 0.07%, dated 10/30/2015, to be repurchased at $10,000,058 on 11/2/2015 (h)	10,000,000	10,000,000
Wells Fargo Bank, 0.08%, dated 10/30/2015, to be repurchased at $125,000,833 on 11/2/2015 (i)	125,000,000	125,000,000
Wells Fargo Bank, 0.1%, dated 10/30/2015, to be repurchased at $250,002,083 on 11/2/2015 (j)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,200,000,000)		1,200,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,507,319,615)†	99.0	3,507,319,615
Other Assets and Liabilities, Net	1.0	34,849,364
Net Assets	100.0	3,542,168,979

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $3,507,319,615.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,792,700	U.S. Treasury Bonds	3.625–5.375	2/15/2031– 8/15/2043	56,910,860
41,043,100	U.S. Treasury Notes	3.125–3.625	5/15/2019– 2/15/2020	45,089,144
Total Collateral Value				102,000,004

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,667,000	Federal Farm Credit Bank	0.28–3.6	1/30/2018– 12/3/2029	9,646,945
30,000	Federal Home Loan Bank	2.75–4.0	6/8/2018– 9/1/2028	32,548
3,000	Federal Home Loan Mortgage Corp.	4.125	10/11/2033	3,088
20	Federal National Mortgage Association	1.25	1/30/2017	20
300	U.S. Treasury Inflation Indexed Bond	0.125	1/15/2022	308
842,159	U.S. Treasury STRIPS	Zero Coupon	11/15/2032– 11/15/2033	517,091
Total Collateral Value				10,200,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,568,393	Federal Home Loan Mortgage Corp.	3.0–6.0	10/1/2016– 7/1/2043	9,004,274
231,562,185	Federal National Mortgage Association	2.5–6.5	1/1/2026– 9/1/2044	118,233,864
290,567	Government National Mortgage Association	4.0–4.5	6/20/2035– 2/15/2045	261,862
Total Collateral Value				127,500,000

(d) Collateralized by $179,037,500 U.S. Treasury Note, with the various coupon rates from 1.375%–2.125%, with various maturity dates on 11/30/2018–6/30/2021 with a value of $183,600,051.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,496,340	Government National Mortgage Association	2.5–4.0	10/20/2027– 5/15/2045	11,590,008
4,685,600	U.S. Treasury Bonds	3.0–9.125	5/15/2018– 11/15/2044	5,362,834
150,000	U.S. Treasury Inflation Indexed Bonds	0.125	4/15/2016– 4/15/2018	155,182
3,276,700	U.S. Treasury Floating Rate Notes	0.155–0.187	1/31/2016– 7/31/2017	3,275,212
61,495,500	U.S. Treasury Notes	0.25–4.5	10/31/2015– 8/15/2025	62,776,714
36,471,425	U.S. Treasury STRIPS	Zero Coupon	11/15/2015– 11/15/2044	18,840,750
Total Collateral Value				102,000,700

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,181,097,925	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 8/15/2044	79,972,728
3,000,000	Federal National Mortgage Association	2.75	6/25/2044	3,012,752
220,809,383	Federal National Mortgage Association — Interest Only	3.0–5.5	2/25/2022– 7/25/2045	19,014,913
Total Collateral Value				102,000,393

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,131,300	U.S. Treasury Inflation Indexed Bond	2.5	7/15/2016	126,091,677
72,186,400	U.S. Treasury Note	3.125	5/15/2019	77,908,349
Total Collateral Value				204,000,026

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
216,154,538	Federal Home Loan Mortgage Corp. — Interest Only	1.675–6.315	2/1/2018– 7/1/2044	2,670,505
35,667,363	Federal National Mortgage Association — Interest Only	2.0–8.5	1/1/2018– 8/1/2044	7,529,495
Total Collateral Value				10,200,000

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
91,670,300	U.S. Treasury Bills	Zero Coupon	3/3/2016– 3/31/2016	91,628,340
22,084,100	U.S. Treasury Inflation Indexed Bonds	0.125–0.375	1/15/2023– 7/15/2025	21,630,022
14,249,300	U.S. Treasury Notes	0.625–0.875	8/31/2017– 7/15/2018	14,241,646
Total Collateral Value				127,500,008

(j) Collateralized by $245,400,619 Federal National Mortgage Association, with the various coupon rates from 2.298–4.514%, with various maturity dates of 3/1/2018–8/1/2045 with a value of $255,918,725.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,307,319,615	$ —	$ 2,307,319,615
Repurchase Agreements	—	1,200,000,000	—	1,200,000,000
Total	$ —	$ 3,507,319,615	$ —	$ 3,507,319,615

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments:
Investments in securities, valued at amortized cost	$ 2,307,319,615
Repurchase agreements, valued at amortized cost	1,200,000,000
Investments in securities, at value (cost $3,507,319,615)	3,507,319,615
Cash	34,409,466
Receivable for Fund shares sold	54,697
Interest receivable	833,979
Due from Advisor	5,646
Other assets	129,824
Total assets	3,542,753,227
Liabilities
Payable for Fund shares redeemed	23,265
Distributions payable	62,395
Accrued Trustees' fees	35,735
Other accrued expenses and payables	462,853
Total liabilities	584,248
Net assets, at value	$ 3,542,168,979
Net Assets Consist of
Undistributed net investment income	201,482
Accumulated net realized gain (loss)	(435,346)
Paid-in capital	3,542,402,843
Net assets, at value	$ 3,542,168,979

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($85,886,786 ÷ 85,890,341 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,026,454,019 ÷ 3,026,579,302 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($302,797,537 ÷ 302,810,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($127,030,637 ÷ 127,035,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 2,547,103
Expenses: Management fee	1,307,698
Administration fee	1,864,987
Services to shareholders	418,069
Distribution and service fees	433,873
Custodian fee	32,384
Professional fees	73,994
Reports to shareholders	41,734
Registration fees	44,872
Trustees' fees and expenses	71,632
Other	67,248
Total expenses before expense reductions	4,356,491
Expense reductions	(2,489,892)
Total expenses after expense reductions	1,866,599
Net investment income	680,504
Net realized gain (loss) from investments	(4,414)
Net increase (decrease) in net assets resulting from operations	$ 676,090

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations: Net investment income	$ 680,504	$ 1,041,565
Net realized gain (loss)	(4,414)	6,049
Net increase in net assets resulting from operations	676,090	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(4,222)	(8,269)
Deutsche Government Cash Institutional Shares	(658,108)	(999,708)
Government Cash Managed Shares	(14,578)	(23,600)
Service Shares	(3,606)	(7,330)
Total distributions	(680,514)	(1,041,582)
Fund share transactions: Proceeds from shares sold	10,598,749,323	20,788,173,097
Reinvestment of distributions	219,276	286,644
Cost of shares redeemed	(10,773,700,473)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	(174,731,874)	251,578,482
Increase (decrease) in net assets	(174,736,298)	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $201,482 and $201,492, respectively)	$ 3,542,168,979	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	(.000)***	.000***	.000***	(.000)***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86	84	94	117	139	170
Ratio of expenses before expense reductions (%)	.28*	.27	.27	.28	.26	.28
Ratio of expenses after expense reductions (%)	.13*	.08	.08	.17	.11	.22
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014, and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2015, the Fund held repurchase agreements with a gross value of $1,200,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, the Fund had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government & Agency Money Fund shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,307,698, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 1,864,987	$ 427,380	$ 285,512

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Government & Agency Money Fund	$ 32,550	$ 25,827	$ 247
Deutsche Government Cash Institutional Shares	147,649	147,649	—
Government Cash Managed Shares	115,327	68,993	15,704
Service Shares	89,681	78,472	2,207
	$ 385,207	$ 320,941	$ 18,158

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 215,821	$ 215,821.00%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 218,052	$ 218,052.00%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Government & Agency Securities Portfolio	$ 22,110	$ 22,110

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, three shareholder accounts held approximately 22%, 14% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	21,767,385	21,767,385	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	9,845,109,582	9,845,109,582	19,403,672,396	19,403,672,396
Government Cash Managed Shares	504,461,891	504,461,891	896,901,108	896,901,108
Service Shares	227,393,087	227,393,087	315,676,337	315,676,337
Account Maintenance Fees	—	17,378	—	21,694
		$ 10,598,749,323		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	4,149	4,149	8,139	8,139
Deutsche Government Cash Institutional Shares	207,664	207,664	261,182	261,182
Government Cash Managed Shares	3,822	3,822	7,540	7,540
Service Shares	3,641	3,641	7,325	7,325
		$ 219,276		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(20,342,255)	(20,342,255)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(10,151,476,462)	(10,151,476,462)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(437,156,541)	(437,156,541)	(875,501,896)	(875,501,896)
Service Shares	(164,725,215)	(164,725,215)	(296,456,402)	(296,456,402)
		$ (10,773,700,473)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	1,429,279	1,429,279	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	(306,159,216)	(306,159,216)	327,692,128	327,692,128
Government Cash Managed Shares	67,309,172	67,309,172	21,406,752	21,406,752
Service Shares	62,671,513	62,671,513	19,227,260	19,227,260
Account Maintenance Fees	—	17,378	—	21,694
		$ (174,731,874)		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05
Expenses Paid per $1,000*	$ .65
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.48
Expenses Paid per $1,000*	$ .66
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.13%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Fund #148

Tax-Exempt Cash
Managed Shares

Fund #248

Contents

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statement of Changes in Net Assets

15 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alaska 1.0%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016 (a)	10,000,000	10,115,500
Arizona 2.1%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02%*, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02%*, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
		22,470,000
California 8.5%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.05%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,750,706
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,277,419
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.04%*, 6/15/2034, LIQ: Fannie Mae	28,800,000	28,800,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 2/16/2016, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
		88,828,125
Colorado 0.7%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.02%*, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.03%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01%*, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.01%*, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.03%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		67,830,000
Georgia 1.1%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,417,035
Illinois 4.8%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01%*, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02%*, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
		50,623,000
Indiana 6.6%
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 1.0%, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		69,085,000
Maine 0.8%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.02%*, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series E-2, AMT, 0.02%*, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		8,915,000
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,589,263
Massachusetts 1.9%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,116,912
Massachusetts, State School Building Authority, TECP, 0.03%, 11/9/2015, LOC: Citibank NA	8,000,000	8,000,000
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,793,151
		19,910,063
Michigan 3.0%
Michigan, State Finance Authority Revenue, School Loan:
Series C, 0.11%*, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.13%*, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
		31,000,000
Minnesota 2.8%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02%*, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.02%*, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
Minnesota, State Housing Finance Agency, Residential Housing Finance Revenue, Series G, AMT, 0.02%*, 1/1/2032, SPA: Royal Bank of Canada	5,975,000	5,975,000
		29,875,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01%*, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 19.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U. S. Bank NA	6,000,000	6,000,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	10,500,000	10,500,000
Series E-3, 0.01%*, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,543,990
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing:
Series A, 0.03%*, 11/1/2049, LOC: Bank of China	13,500,000	13,500,000
Series A, 144A, 0.03%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.02%*, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	20,000,000	20,000,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.03%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06%*, 10/1/2040, LOC: Bank of America NA	1,900,000	1,900,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.03%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	12,650,000	12,650,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%*, 2/1/2045, SPA: JPMorgan Chase Bank NA	44,085,000	44,085,000
Series B, 5.0%, 11/1/2016	4,045,000	4,236,322
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,067,375
Series J, 3.0%, 8/1/2016	11,000,000	11,228,375
Series B, 5.0%, 8/1/2016	9,005,000	9,324,889
Series D, 5.0%, 8/1/2016	1,500,000	1,552,713
		208,888,664
North Carolina 1.0%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.11%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,000,000	10,000,000
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,699,904
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04%*, 9/1/2036, SPA: State Street Bank & Trust Co.	8,420,000	8,420,000
		65,439,904
Pennsylvania 3.3%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.1%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17%, 5/1/2016	34,475,000	34,475,000
		64,475,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,992
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01%*, 10/1/2041, LOC: TD Bank NA	12,260,000	12,260,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03%*, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,110,994
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,699,060
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.01%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	14,500,000	14,500,000
Texas, State Veterans Housing Assistance, Series II- A, 0.02%* 12/1/2036	10,000,000	10,000,000
University of Texas, Financing Systems Revenues, Series B, 0.01%*, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		67,920,046
Utah 3.5%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series E-1, 144A, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	1,755,000	1,755,000
"1", Series C, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.08%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.21%**, 5/15/2049	7,500,000	7,500,000
Series C, 0.21%**, 5/15/2049	8,000,000	8,000,000
		36,295,000
Virginia 0.5%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.02%*, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19%**, 11/15/2043	17,825,000	17,825,000
Other 6.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02%*, 10/15/2029, LIQ: Freddie Mac	15,815,000	15,815,000
"A", Series M031, 0.02%**, 12/15/2045, LIQ: Freddie Mac	10,450,000	10,450,000
"A", Series M015, 144A, AMT, 0.04%**, 5/15/2046, LIQ: Freddie Mac	31,845,000	31,845,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 144A, 0.02%*, 3/15/2049, LIQ: Freddie Mac	10,530,000	10,530,000
		68,640,000
Total Municipal Investments (Cost $1,052,751,600)		1,052,751,600

Preferred Shares of Closed-End Investment Companies 3.3%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16%*, 6/1/2041	5,000,000	5,000,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.09%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,087,751,600)†	103.5	1,087,751,600
Other Assets and Liabilities, Net	(3.5)	(37,381,535)
Net Assets	100.0	1,050,370,065

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $1,087,751,600.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600
Total	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,087,751,600
Cash	166,373
Receivable for investments sold	460,000
Receivable for Fund shares sold	210,862
Interest receivable	1,319,390
Due from Advisor	5,920
Other assets	73,586
Total assets	1,089,987,731
Liabilities
Payable for investments purchased	29,250,000
Payable for investment purchased — when-issued security	10,115,500
Payable for Fund shares redeemed	56,534
Distributions payable	1,672
Accrued Trustees' fees	18,984
Other accrued expenses and payables	174,976
Total liabilities	39,617,666
Net assets, at value	$ 1,050,370,065
Net Assets Consist of
Undistributed net investment income	127,640
Accumulated net realized gain (loss)	77,396
Paid-in capital	1,050,165,029
Net assets, at value	$ 1,050,370,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($435,500,635 ÷ 435,309,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($169,938,210 ÷ 169,863,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($72,789,835 ÷ 72,757,831 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,253,645 ÷ 47,232,869 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($51,316,162 ÷ 51,293,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($273,571,578 ÷ 273,451,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 571,350
Expenses: Management fee	351,650
Administration fee	501,227
Services to shareholders	356,373
Distribution and service fees	619,018
Custodian fee	9,794
Professional fees	63,290
Reports to shareholders	54,740
Registration fees	51,520
Trustees' fees and expenses	31,362
Other	47,132
Total expenses before expense reductions	2,086,106
Expense reductions	(1,564,600)
Total expenses after expense reductions	521,506
Net investment income	49,844
Net realized gain (loss) from investments	62,591
Net increase (decrease) in net assets resulting from operations	$ 112,435

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$ 49,844	$ 150,612
Net realized gain (loss)	62,591	225,691
Net increase in net assets resulting from operations	112,435	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(19,253)	(85,331)
Deutsche Tax-Exempt Money Fund	(8,396)	(18,941)
Deutsche Tax-Free Money Fund Class S	(3,509)	(8,237)
Service Shares	(2,441)	(4,857)
Tax-Exempt Cash Managed Shares	(2,703)	(4,952)
Tax-Free Investment Class	(13,540)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	—	(166,258)
Deutsche Tax-Exempt Money Fund	—	(39,574)
Deutsche Tax-Free Money Fund Class S	—	(18,451)
Service Shares	—	(10,082)
Tax-Exempt Cash Managed Shares	—	(9,143)
Tax-Free Investment Class	—	(56,021)
Total distributions	(49,842)	(450,149)
Fund share transactions: Proceeds from shares sold	1,172,107,596	3,096,898,998
Reinvestment of distributions	39,588	259,881
Cost of shares redeemed	(1,032,521,258)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	139,625,926	(892,071,483)
Increase (decrease) in net assets	139,688,519	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $127,640 and $127,638, respectively)	$ 1,050,370,065	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Institutional Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.002
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.002
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.002)
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01a**	.03[a]	.02[a]	.04[a]	.05[a]	.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	436	296	993	970	1,106	1,492
Ratio of expenses before expense reductions (%)	.25*	.22	.22	.21	.21	.20
Ratio of expenses after expense reductions (%)	.10*	.10	.13	.18	.19	.20
Ratio of net investment income (%)	.01*	.01	.01	.02	.04	.17
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.03	.02	.03	.02	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	52	103	115	166	127
Ratio of expenses before expense reductions (%)	.45*	.44	.41	.42	.42	.39
Ratio of expenses after expense reductions (%)	.11*	.10	.13	.19	.22	.35
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $351,650, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 501,227	$ 272,801	$ 38,742

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Tax-Exempt Cash Institutional Shares	$ 39,027	$ 39,027	$ —
Deutsche Tax-Exempt Money Fund	28,744	28,248	496
Deutsche Tax-Free Money Fund Class S	22,410	22,114	296
Service Shares	60,983	60,687	296
Tax-Exempt Cash Managed Shares	18,444	17,763	681
Tax-Free Investment Class	154,983	153,292	1,691
	$ 324,591	$ 321,131	$ 3,460

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 146,153	$ 146,153.00%		.60%
Tax-Free Investment Class	337,826	337,826.00%		.25%
	$ 483,979	$ 483,979

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 40,448	$ 40,448.00%		.15%
Tax-Free Investment Class	94,591	94,591.00%		.07%
	$ 135,039	$ 135,039

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 31,492	$ 30,437

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, two shareholder accounts held approximately 38% and 13% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	869,831,007	869,831,007	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	23,524,644	23,524,644	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	13,738,487	13,738,487	27,838,722	27,838,722
Service Shares	39,297,005	39,297,005	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	88,630,790	88,630,790	173,396,796	173,396,796
Tax-Free Investment Class	137,085,663	137,085,663	295,255,493	295,255,493
Account Maintenance Fees	—	—	—	24,208
		$ 1,172,107,596		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	11,976	11,976	79,736	79,736
Deutsche Tax-Exempt Money Fund	8,392	8,392	57,472	57,472
Deutsche Tax-Free Money Fund Class S	3,391	3,391	25,314	25,314
Service Shares	2,450	2,450	14,913	14,913
Tax-Exempt Cash Managed Shares	14	14	109	109
Tax-Free Investment Class	13,365	13,365	81,176	81,176
		$ 39,588		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(730,459,248)	(730,459,248)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(29,561,815)	(29,561,815)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(16,885,355)	(16,885,355)	(41,370,571)	(41,370,571)
Service Shares	(39,891,351)	(39,891,351)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(89,540,868)	(89,540,868)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(126,182,621)	(126,182,621)	(315,612,225)	(315,612,225)
		$ (1,032,521,258)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	139,383,735	139,383,735	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(6,028,779)	(6,028,779)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(3,143,477)	(3,143,477)	(13,506,535)	(13,506,535)
Service Shares	(591,896)	(591,896)	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	(910,064)	(910,064)	(50,461,103)	(50,461,103)
Tax-Free Investment Class	10,916,407	10,916,407	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	—	—	24,208
		$ 139,625,926		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund operates as a "government money market fund"pursuant to money market reform. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05	$ 1,000.05
Expenses Paid per $1,000*	$ .50	$ .55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.63	$ 1,024.58
Expenses Paid per $1,000*	$ .51	$ .56
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios
Deutsche Tax-Exempt Cash Institutional Shares		.10%
Tax-Exempt Cash Managed Shares		.11%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

Contents

3 Portfolio Summary

4 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alaska 1.0%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016 (a)	10,000,000	10,115,500
Arizona 2.1%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02%*, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02%*, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
		22,470,000
California 8.5%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.05%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,750,706
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,277,419
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.04%*, 6/15/2034, LIQ: Fannie Mae	28,800,000	28,800,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 2/16/2016, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
		88,828,125
Colorado 0.7%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.02%*, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.03%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01%*, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.01%*, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.03%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		67,830,000
Georgia 1.1%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,417,035
Illinois 4.8%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01%*, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02%*, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
		50,623,000
Indiana 6.6%
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 1.0%, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		69,085,000
Maine 0.8%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.02%*, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series E-2, AMT, 0.02%*, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		8,915,000
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,589,263
Massachusetts 1.9%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,116,912
Massachusetts, State School Building Authority, TECP, 0.03%, 11/9/2015, LOC: Citibank NA	8,000,000	8,000,000
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,793,151
		19,910,063
Michigan 3.0%
Michigan, State Finance Authority Revenue, School Loan:
Series C, 0.11%*, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.13%*, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
		31,000,000
Minnesota 2.8%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02%*, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.02%*, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
Minnesota, State Housing Finance Agency, Residential Housing Finance Revenue, Series G, AMT, 0.02%*, 1/1/2032, SPA: Royal Bank of Canada	5,975,000	5,975,000
		29,875,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01%*, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 19.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U. S. Bank NA	6,000,000	6,000,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	10,500,000	10,500,000
Series E-3, 0.01%*, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,543,990
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing:
Series A, 0.03%*, 11/1/2049, LOC: Bank of China	13,500,000	13,500,000
Series A, 144A, 0.03%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.02%*, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	20,000,000	20,000,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.03%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06%*, 10/1/2040, LOC: Bank of America NA	1,900,000	1,900,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.03%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	12,650,000	12,650,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%*, 2/1/2045, SPA: JPMorgan Chase Bank NA	44,085,000	44,085,000
Series B, 5.0%, 11/1/2016	4,045,000	4,236,322
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,067,375
Series J, 3.0%, 8/1/2016	11,000,000	11,228,375
Series B, 5.0%, 8/1/2016	9,005,000	9,324,889
Series D, 5.0%, 8/1/2016	1,500,000	1,552,713
		208,888,664
North Carolina 1.0%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.11%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,000,000	10,000,000
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,699,904
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04%*, 9/1/2036, SPA: State Street Bank & Trust Co.	8,420,000	8,420,000
		65,439,904
Pennsylvania 3.3%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.1%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17%, 5/1/2016	34,475,000	34,475,000
		64,475,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,992
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01%*, 10/1/2041, LOC: TD Bank NA	12,260,000	12,260,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03%*, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,110,994
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,699,060
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.01%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	14,500,000	14,500,000
Texas, State Veterans Housing Assistance, Series II- A, 0.02%* 12/1/2036	10,000,000	10,000,000
University of Texas, Financing Systems Revenues, Series B, 0.01%*, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		67,920,046
Utah 3.5%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series E-1, 144A, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	1,755,000	1,755,000
"1", Series C, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.08%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.21%**, 5/15/2049	7,500,000	7,500,000
Series C, 0.21%**, 5/15/2049	8,000,000	8,000,000
		36,295,000
Virginia 0.5%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.02%*, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19%**, 11/15/2043	17,825,000	17,825,000
Other 6.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02%*, 10/15/2029, LIQ: Freddie Mac	15,815,000	15,815,000
"A", Series M031, 0.02%**, 12/15/2045, LIQ: Freddie Mac	10,450,000	10,450,000
"A", Series M015, 144A, AMT, 0.04%**, 5/15/2046, LIQ: Freddie Mac	31,845,000	31,845,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 144A, 0.02%*, 3/15/2049, LIQ: Freddie Mac	10,530,000	10,530,000
		68,640,000
Total Municipal Investments (Cost $1,052,751,600)		1,052,751,600

Preferred Shares of Closed-End Investment Companies 3.3%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16%*, 6/1/2041	5,000,000	5,000,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.09%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,087,751,600)†	103.5	1,087,751,600
Other Assets and Liabilities, Net	(3.5)	(37,381,535)
Net Assets	100.0	1,050,370,065

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $1,087,751,600.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600
Total	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,087,751,600
Cash	166,373
Receivable for investments sold	460,000
Receivable for Fund shares sold	210,862
Interest receivable	1,319,390
Due from Advisor	5,920
Other assets	73,586
Total assets	1,089,987,731
Liabilities
Payable for investments purchased	29,250,000
Payable for investment purchased — when-issued security	10,115,500
Payable for Fund shares redeemed	56,534
Distributions payable	1,672
Accrued Trustees' fees	18,984
Other accrued expenses and payables	174,976
Total liabilities	39,617,666
Net assets, at value	$ 1,050,370,065
Net Assets Consist of
Undistributed net investment income	127,640
Accumulated net realized gain (loss)	77,396
Paid-in capital	1,050,165,029
Net assets, at value	$ 1,050,370,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($435,500,635 ÷ 435,309,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($169,938,210 ÷ 169,863,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($72,789,835 ÷ 72,757,831 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,253,645 ÷ 47,232,869 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($51,316,162 ÷ 51,293,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($273,571,578 ÷ 273,451,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 571,350
Expenses: Management fee	351,650
Administration fee	501,227
Services to shareholders	356,373
Distribution and service fees	619,018
Custodian fee	9,794
Professional fees	63,290
Reports to shareholders	54,740
Registration fees	51,520
Trustees' fees and expenses	31,362
Other	47,132
Total expenses before expense reductions	2,086,106
Expense reductions	(1,564,600)
Total expenses after expense reductions	521,506
Net investment income	49,844
Net realized gain (loss) from investments	62,591
Net increase (decrease) in net assets resulting from operations	$ 112,435

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$ 49,844	$ 150,612
Net realized gain (loss)	62,591	225,691
Net increase in net assets resulting from operations	112,435	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(19,253)	(85,331)
Deutsche Tax-Exempt Money Fund	(8,396)	(18,941)
Deutsche Tax-Free Money Fund Class S	(3,509)	(8,237)
Service Shares	(2,441)	(4,857)
Tax-Exempt Cash Managed Shares	(2,703)	(4,952)
Tax-Free Investment Class	(13,540)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	—	(166,258)
Deutsche Tax-Exempt Money Fund	—	(39,574)
Deutsche Tax-Free Money Fund Class S	—	(18,451)
Service Shares	—	(10,082)
Tax-Exempt Cash Managed Shares	—	(9,143)
Tax-Free Investment Class	—	(56,021)
Total distributions	(49,842)	(450,149)
Fund share transactions: Proceeds from shares sold	1,172,107,596	3,096,898,998
Reinvestment of distributions	39,588	259,881
Cost of shares redeemed	(1,032,521,258)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	139,625,926	(892,071,483)
Increase (decrease) in net assets	139,688,519	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $127,640 and $127,638, respectively)	$ 1,050,370,065	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.001
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.001
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.001)
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01a**	.03[a]	.02[a]	.03[a]	.03[a]	.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	170	176	212	242	313	366
Ratio of expenses before expense reductions (%)	.26*	.24	.23	.23	.22	.22
Ratio of expenses after expense reductions (%)	.11*	.10	.13	.19	.21	.22
Ratio of net investment income (%)	.01*	.01	.01	.01	.02	.14
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $351,650, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 501,227	$ 272,801	$ 38,742

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Tax-Exempt Cash Institutional Shares	$ 39,027	$ 39,027	$ —
Deutsche Tax-Exempt Money Fund	28,744	28,248	496
Deutsche Tax-Free Money Fund Class S	22,410	22,114	296
Service Shares	60,983	60,687	296
Tax-Exempt Cash Managed Shares	18,444	17,763	681
Tax-Free Investment Class	154,983	153,292	1,691
	$ 324,591	$ 321,131	$ 3,460

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 146,153	$ 146,153.00%		.60%
Tax-Free Investment Class	337,826	337,826.00%		.25%
	$ 483,979	$ 483,979

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 40,448	$ 40,448.00%		.15%
Tax-Free Investment Class	94,591	94,591.00%		.07%
	$ 135,039	$ 135,039

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 31,492	$ 30,437

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, two shareholder accounts held approximately 38% and 13% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	869,831,007	869,831,007	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	23,524,644	23,524,644	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	13,738,487	13,738,487	27,838,722	27,838,722
Service Shares	39,297,005	39,297,005	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	88,630,790	88,630,790	173,396,796	173,396,796
Tax-Free Investment Class	137,085,663	137,085,663	295,255,493	295,255,493
Account Maintenance Fees	—	—	—	24,208
		$ 1,172,107,596		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	11,976	11,976	79,736	79,736
Deutsche Tax-Exempt Money Fund	8,392	8,392	57,472	57,472
Deutsche Tax-Free Money Fund Class S	3,391	3,391	25,314	25,314
Service Shares	2,450	2,450	14,913	14,913
Tax-Exempt Cash Managed Shares	14	14	109	109
Tax-Free Investment Class	13,365	13,365	81,176	81,176
		$ 39,588		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(730,459,248)	(730,459,248)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(29,561,815)	(29,561,815)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(16,885,355)	(16,885,355)	(41,370,571)	(41,370,571)
Service Shares	(39,891,351)	(39,891,351)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(89,540,868)	(89,540,868)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(126,182,621)	(126,182,621)	(315,612,225)	(315,612,225)
		$ (1,032,521,258)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	139,383,735	139,383,735	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(6,028,779)	(6,028,779)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(3,143,477)	(3,143,477)	(13,506,535)	(13,506,535)
Service Shares	(591,896)	(591,896)	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	(910,064)	(910,064)	(50,461,103)	(50,461,103)
Tax-Free Investment Class	10,916,407	10,916,407	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	—	—	24,208
		$ 139,625,926		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund operates as a "government money market fund"pursuant to money market reform. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05
Expenses Paid per $1,000*	$ .55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.58
Expenses Paid per $1,000*	$ .56
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.11%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

Contents

3 Portfolio Summary

4 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alaska 1.0%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016 (a)	10,000,000	10,115,500
Arizona 2.1%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02%*, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02%*, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
		22,470,000
California 8.5%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.05%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,750,706
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,277,419
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.04%*, 6/15/2034, LIQ: Fannie Mae	28,800,000	28,800,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 2/16/2016, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
		88,828,125
Colorado 0.7%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.02%*, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.03%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01%*, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.01%*, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.03%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		67,830,000
Georgia 1.1%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,417,035
Illinois 4.8%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01%*, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02%*, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
		50,623,000
Indiana 6.6%
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 1.0%, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		69,085,000
Maine 0.8%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.02%*, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series E-2, AMT, 0.02%*, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		8,915,000
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,589,263
Massachusetts 1.9%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,116,912
Massachusetts, State School Building Authority, TECP, 0.03%, 11/9/2015, LOC: Citibank NA	8,000,000	8,000,000
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,793,151
		19,910,063
Michigan 3.0%
Michigan, State Finance Authority Revenue, School Loan:
Series C, 0.11%*, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.13%*, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
		31,000,000
Minnesota 2.8%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02%*, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.02%*, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
Minnesota, State Housing Finance Agency, Residential Housing Finance Revenue, Series G, AMT, 0.02%*, 1/1/2032, SPA: Royal Bank of Canada	5,975,000	5,975,000
		29,875,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01%*, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 19.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U. S. Bank NA	6,000,000	6,000,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	10,500,000	10,500,000
Series E-3, 0.01%*, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,543,990
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing:
Series A, 0.03%*, 11/1/2049, LOC: Bank of China	13,500,000	13,500,000
Series A, 144A, 0.03%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.02%*, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	20,000,000	20,000,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.03%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06%*, 10/1/2040, LOC: Bank of America NA	1,900,000	1,900,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.03%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	12,650,000	12,650,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%*, 2/1/2045, SPA: JPMorgan Chase Bank NA	44,085,000	44,085,000
Series B, 5.0%, 11/1/2016	4,045,000	4,236,322
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,067,375
Series J, 3.0%, 8/1/2016	11,000,000	11,228,375
Series B, 5.0%, 8/1/2016	9,005,000	9,324,889
Series D, 5.0%, 8/1/2016	1,500,000	1,552,713
		208,888,664
North Carolina 1.0%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.11%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,000,000	10,000,000
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,699,904
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04%*, 9/1/2036, SPA: State Street Bank & Trust Co.	8,420,000	8,420,000
		65,439,904
Pennsylvania 3.3%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.1%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17%, 5/1/2016	34,475,000	34,475,000
		64,475,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,992
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01%*, 10/1/2041, LOC: TD Bank NA	12,260,000	12,260,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03%*, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,110,994
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,699,060
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.01%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	14,500,000	14,500,000
Texas, State Veterans Housing Assistance, Series II- A, 0.02%* 12/1/2036	10,000,000	10,000,000
University of Texas, Financing Systems Revenues, Series B, 0.01%*, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		67,920,046
Utah 3.5%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series E-1, 144A, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	1,755,000	1,755,000
"1", Series C, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.08%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.21%**, 5/15/2049	7,500,000	7,500,000
Series C, 0.21%**, 5/15/2049	8,000,000	8,000,000
		36,295,000
Virginia 0.5%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.02%*, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19%**, 11/15/2043	17,825,000	17,825,000
Other 6.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02%*, 10/15/2029, LIQ: Freddie Mac	15,815,000	15,815,000
"A", Series M031, 0.02%**, 12/15/2045, LIQ: Freddie Mac	10,450,000	10,450,000
"A", Series M015, 144A, AMT, 0.04%**, 5/15/2046, LIQ: Freddie Mac	31,845,000	31,845,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 144A, 0.02%*, 3/15/2049, LIQ: Freddie Mac	10,530,000	10,530,000
		68,640,000
Total Municipal Investments (Cost $1,052,751,600)		1,052,751,600

Preferred Shares of Closed-End Investment Companies 3.3%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16%*, 6/1/2041	5,000,000	5,000,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.09%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,087,751,600)†	103.5	1,087,751,600
Other Assets and Liabilities, Net	(3.5)	(37,381,535)
Net Assets	100.0	1,050,370,065

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $1,087,751,600.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600
Total	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,087,751,600
Cash	166,373
Receivable for investments sold	460,000
Receivable for Fund shares sold	210,862
Interest receivable	1,319,390
Due from Advisor	5,920
Other assets	73,586
Total assets	1,089,987,731
Liabilities
Payable for investments purchased	29,250,000
Payable for investment purchased — when-issued security	10,115,500
Payable for Fund shares redeemed	56,534
Distributions payable	1,672
Accrued Trustees' fees	18,984
Other accrued expenses and payables	174,976
Total liabilities	39,617,666
Net assets, at value	$ 1,050,370,065
Net Assets Consist of
Undistributed net investment income	127,640
Accumulated net realized gain (loss)	77,396
Paid-in capital	1,050,165,029
Net assets, at value	$ 1,050,370,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($435,500,635 ÷ 435,309,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($169,938,210 ÷ 169,863,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($72,789,835 ÷ 72,757,831 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,253,645 ÷ 47,232,869 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($51,316,162 ÷ 51,293,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($273,571,578 ÷ 273,451,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 571,350
Expenses: Management fee	351,650
Administration fee	501,227
Services to shareholders	356,373
Distribution and service fees	619,018
Custodian fee	9,794
Professional fees	63,290
Reports to shareholders	54,740
Registration fees	51,520
Trustees' fees and expenses	31,362
Other	47,132
Total expenses before expense reductions	2,086,106
Expense reductions	(1,564,600)
Total expenses after expense reductions	521,506
Net investment income	49,844
Net realized gain (loss) from investments	62,591
Net increase (decrease) in net assets resulting from operations	$ 112,435

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$ 49,844	$ 150,612
Net realized gain (loss)	62,591	225,691
Net increase in net assets resulting from operations	112,435	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(19,253)	(85,331)
Deutsche Tax-Exempt Money Fund	(8,396)	(18,941)
Deutsche Tax-Free Money Fund Class S	(3,509)	(8,237)
Service Shares	(2,441)	(4,857)
Tax-Exempt Cash Managed Shares	(2,703)	(4,952)
Tax-Free Investment Class	(13,540)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	—	(166,258)
Deutsche Tax-Exempt Money Fund	—	(39,574)
Deutsche Tax-Free Money Fund Class S	—	(18,451)
Service Shares	—	(10,082)
Tax-Exempt Cash Managed Shares	—	(9,143)
Tax-Free Investment Class	—	(56,021)
Total distributions	(49,842)	(450,149)
Fund share transactions: Proceeds from shares sold	1,172,107,596	3,096,898,998
Reinvestment of distributions	39,588	259,881
Cost of shares redeemed	(1,032,521,258)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	139,625,926	(892,071,483)
Increase (decrease) in net assets	139,688,519	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $127,640 and $127,638, respectively)	$ 1,050,370,065	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.001
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.001
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.001)
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01a**	.03[a]	.02[a]	.03[a]	.02[a]	.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	76	89	100	110	125
Ratio of expenses before expense reductions (%)	.29*	.27	.26	.26	.25	.24
Ratio of expenses after expense reductions (%)	.11*	.10	.13	.20	.22	.24
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.12
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $351,650, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 501,227	$ 272,801	$ 38,742

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Tax-Exempt Cash Institutional Shares	$ 39,027	$ 39,027	$ —
Deutsche Tax-Exempt Money Fund	28,744	28,248	496
Deutsche Tax-Free Money Fund Class S	22,410	22,114	296
Service Shares	60,983	60,687	296
Tax-Exempt Cash Managed Shares	18,444	17,763	681
Tax-Free Investment Class	154,983	153,292	1,691
	$ 324,591	$ 321,131	$ 3,460

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 146,153	$ 146,153.00%		.60%
Tax-Free Investment Class	337,826	337,826.00%		.25%
	$ 483,979	$ 483,979

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 40,448	$ 40,448.00%		.15%
Tax-Free Investment Class	94,591	94,591.00%		.07%
	$ 135,039	$ 135,039

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 31,492	$ 30,437

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, two shareholder accounts held approximately 38% and 13% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	869,831,007	869,831,007	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	23,524,644	23,524,644	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	13,738,487	13,738,487	27,838,722	27,838,722
Service Shares	39,297,005	39,297,005	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	88,630,790	88,630,790	173,396,796	173,396,796
Tax-Free Investment Class	137,085,663	137,085,663	295,255,493	295,255,493
Account Maintenance Fees	—	—	—	24,208
		$ 1,172,107,596		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	11,976	11,976	79,736	79,736
Deutsche Tax-Exempt Money Fund	8,392	8,392	57,472	57,472
Deutsche Tax-Free Money Fund Class S	3,391	3,391	25,314	25,314
Service Shares	2,450	2,450	14,913	14,913
Tax-Exempt Cash Managed Shares	14	14	109	109
Tax-Free Investment Class	13,365	13,365	81,176	81,176
		$ 39,588		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(730,459,248)	(730,459,248)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(29,561,815)	(29,561,815)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(16,885,355)	(16,885,355)	(41,370,571)	(41,370,571)
Service Shares	(39,891,351)	(39,891,351)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(89,540,868)	(89,540,868)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(126,182,621)	(126,182,621)	(315,612,225)	(315,612,225)
		$ (1,032,521,258)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	139,383,735	139,383,735	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(6,028,779)	(6,028,779)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(3,143,477)	(3,143,477)	(13,506,535)	(13,506,535)
Service Shares	(591,896)	(591,896)	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	(910,064)	(910,064)	(50,461,103)	(50,461,103)
Tax-Free Investment Class	10,916,407	10,916,407	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	—	—	24,208
		$ 139,625,926		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund operates as a "government money market fund"pursuant to money market reform. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05
Expenses Paid per $1,000*	$ .55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,024.58
Expenses Paid per $1,000*	$ .56
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.11%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2015

Semiannual Report
to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents

3 Portfolio Summary

4 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2015 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alaska 1.0%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016 (a)	10,000,000	10,115,500
Arizona 2.1%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02%*, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02%*, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
		22,470,000
California 8.5%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.05%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,750,706
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,277,419
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.04%*, 6/15/2034, LIQ: Fannie Mae	28,800,000	28,800,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 2/16/2016, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
		88,828,125
Colorado 0.7%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.02%*, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.03%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01%*, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.01%*, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.03%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		67,830,000
Georgia 1.1%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,417,035
Illinois 4.8%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01%*, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02%*, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
		50,623,000
Indiana 6.6%
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 1.0%, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		69,085,000
Maine 0.8%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.02%*, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series E-2, AMT, 0.02%*, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		8,915,000
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,589,263
Massachusetts 1.9%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,116,912
Massachusetts, State School Building Authority, TECP, 0.03%, 11/9/2015, LOC: Citibank NA	8,000,000	8,000,000
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,793,151
		19,910,063
Michigan 3.0%
Michigan, State Finance Authority Revenue, School Loan:
Series C, 0.11%*, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.13%*, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
		31,000,000
Minnesota 2.8%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02%*, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.02%*, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
Minnesota, State Housing Finance Agency, Residential Housing Finance Revenue, Series G, AMT, 0.02%*, 1/1/2032, SPA: Royal Bank of Canada	5,975,000	5,975,000
		29,875,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01%*, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 19.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U. S. Bank NA	6,000,000	6,000,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	10,500,000	10,500,000
Series E-3, 0.01%*, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,543,990
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing:
Series A, 0.03%*, 11/1/2049, LOC: Bank of China	13,500,000	13,500,000
Series A, 144A, 0.03%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.02%*, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	20,000,000	20,000,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.03%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06%*, 10/1/2040, LOC: Bank of America NA	1,900,000	1,900,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.03%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01%*, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	12,650,000	12,650,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%*, 2/1/2045, SPA: JPMorgan Chase Bank NA	44,085,000	44,085,000
Series B, 5.0%, 11/1/2016	4,045,000	4,236,322
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,067,375
Series J, 3.0%, 8/1/2016	11,000,000	11,228,375
Series B, 5.0%, 8/1/2016	9,005,000	9,324,889
Series D, 5.0%, 8/1/2016	1,500,000	1,552,713
		208,888,664
North Carolina 1.0%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.11%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,000,000	10,000,000
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,699,904
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04%*, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.02%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04%*, 9/1/2036, SPA: State Street Bank & Trust Co.	8,420,000	8,420,000
		65,439,904
Pennsylvania 3.3%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.1%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17%, 5/1/2016	34,475,000	34,475,000
		64,475,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,992
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas Obligated Group, Series A, 0.01%*, 10/1/2041, LOC: TD Bank NA	12,260,000	12,260,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03%*, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,110,994
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,699,060
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.01%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	14,500,000	14,500,000
Texas, State Veterans Housing Assistance, Series II- A, 0.02%* 12/1/2036	10,000,000	10,000,000
University of Texas, Financing Systems Revenues, Series B, 0.01%*, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		67,920,046
Utah 3.5%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series E-1, 144A, AMT, 0.08%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	1,755,000	1,755,000
"1", Series C, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.08%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.08%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.21%**, 5/15/2049	7,500,000	7,500,000
Series C, 0.21%**, 5/15/2049	8,000,000	8,000,000
		36,295,000
Virginia 0.5%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.02%*, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19%**, 11/15/2043	17,825,000	17,825,000
Other 6.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02%*, 10/15/2029, LIQ: Freddie Mac	15,815,000	15,815,000
"A", Series M031, 0.02%**, 12/15/2045, LIQ: Freddie Mac	10,450,000	10,450,000
"A", Series M015, 144A, AMT, 0.04%**, 5/15/2046, LIQ: Freddie Mac	31,845,000	31,845,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 144A, 0.02%*, 3/15/2049, LIQ: Freddie Mac	10,530,000	10,530,000
		68,640,000
Total Municipal Investments (Cost $1,052,751,600)		1,052,751,600

Preferred Shares of Closed-End Investment Companies 3.3%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16%*, 6/1/2041	5,000,000	5,000,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.09%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,087,751,600)†	103.5	1,087,751,600
Other Assets and Liabilities, Net	(3.5)	(37,381,535)
Net Assets	100.0	1,050,370,065

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.

† The cost for federal income tax purposes was $1,087,751,600.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600
Total	$ —	$ 1,087,751,600	$ —	$ 1,087,751,600

There have been no transfers between fair value measurement levels during the six months ended October 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2015 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,087,751,600
Cash	166,373
Receivable for investments sold	460,000
Receivable for Fund shares sold	210,862
Interest receivable	1,319,390
Due from Advisor	5,920
Other assets	73,586
Total assets	1,089,987,731
Liabilities
Payable for investments purchased	29,250,000
Payable for investment purchased — when-issued security	10,115,500
Payable for Fund shares redeemed	56,534
Distributions payable	1,672
Accrued Trustees' fees	18,984
Other accrued expenses and payables	174,976
Total liabilities	39,617,666
Net assets, at value	$ 1,050,370,065
Net Assets Consist of
Undistributed net investment income	127,640
Accumulated net realized gain (loss)	77,396
Paid-in capital	1,050,165,029
Net assets, at value	$ 1,050,370,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2015 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($435,500,635 ÷ 435,309,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($169,938,210 ÷ 169,863,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($72,789,835 ÷ 72,757,831 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,253,645 ÷ 47,232,869 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($51,316,162 ÷ 51,293,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($273,571,578 ÷ 273,451,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2015 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 571,350
Expenses: Management fee	351,650
Administration fee	501,227
Services to shareholders	356,373
Distribution and service fees	619,018
Custodian fee	9,794
Professional fees	63,290
Reports to shareholders	54,740
Registration fees	51,520
Trustees' fees and expenses	31,362
Other	47,132
Total expenses before expense reductions	2,086,106
Expense reductions	(1,564,600)
Total expenses after expense reductions	521,506
Net investment income	49,844
Net realized gain (loss) from investments	62,591
Net increase (decrease) in net assets resulting from operations	$ 112,435

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$ 49,844	$ 150,612
Net realized gain (loss)	62,591	225,691
Net increase in net assets resulting from operations	112,435	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(19,253)	(85,331)
Deutsche Tax-Exempt Money Fund	(8,396)	(18,941)
Deutsche Tax-Free Money Fund Class S	(3,509)	(8,237)
Service Shares	(2,441)	(4,857)
Tax-Exempt Cash Managed Shares	(2,703)	(4,952)
Tax-Free Investment Class	(13,540)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	—	(166,258)
Deutsche Tax-Exempt Money Fund	—	(39,574)
Deutsche Tax-Free Money Fund Class S	—	(18,451)
Service Shares	—	(10,082)
Tax-Exempt Cash Managed Shares	—	(9,143)
Tax-Free Investment Class	—	(56,021)
Total distributions	(49,842)	(450,149)
Fund share transactions: Proceeds from shares sold	1,172,107,596	3,096,898,998
Reinvestment of distributions	39,588	259,881
Cost of shares redeemed	(1,032,521,258)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	139,625,926	(892,071,483)
Increase (decrease) in net assets	139,688,519	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $127,640 and $127,638, respectively)	$ 1,050,370,065	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Tax-Free Investment Class
Six Months Ended 10/31/15 (Unaudited)		Years Ended April 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	—	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.03	.02	.03	.02	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	274	263	283	312	314	383
Ratio of expenses before expense reductions (%)	.66*	.64	.64	.63	.62	.61
Ratio of expenses after expense reductions (%)	.10*	.10	.13	.19	.22	.35
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the six months ended October 31, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $351,650, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2015, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 501,227	$ 272,801	$ 38,742

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2015, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2015
Deutsche Tax-Exempt Cash Institutional Shares	$ 39,027	$ 39,027	$ —
Deutsche Tax-Exempt Money Fund	28,744	28,248	496
Deutsche Tax-Free Money Fund Class S	22,410	22,114	296
Service Shares	60,983	60,687	296
Tax-Exempt Cash Managed Shares	18,444	17,763	681
Tax-Free Investment Class	154,983	153,292	1,691
	$ 324,591	$ 321,131	$ 3,460

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2015, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Service Shares	$ 146,153	$ 146,153.00%		.60%
Tax-Free Investment Class	337,826	337,826.00%		.25%
	$ 483,979	$ 483,979

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2015, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 40,448	$ 40,448.00%		.15%
Tax-Free Investment Class	94,591	94,591.00%		.07%
	$ 135,039	$ 135,039

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2015
Tax-Exempt Portfolio	$ 31,492	$ 30,437

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2015, two shareholder accounts held approximately 38% and 13% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2015		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	869,831,007	869,831,007	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	23,524,644	23,524,644	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	13,738,487	13,738,487	27,838,722	27,838,722
Service Shares	39,297,005	39,297,005	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	88,630,790	88,630,790	173,396,796	173,396,796
Tax-Free Investment Class	137,085,663	137,085,663	295,255,493	295,255,493
Account Maintenance Fees	—	—	—	24,208
		$ 1,172,107,596		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	11,976	11,976	79,736	79,736
Deutsche Tax-Exempt Money Fund	8,392	8,392	57,472	57,472
Deutsche Tax-Free Money Fund Class S	3,391	3,391	25,314	25,314
Service Shares	2,450	2,450	14,913	14,913
Tax-Exempt Cash Managed Shares	14	14	109	109
Tax-Free Investment Class	13,365	13,365	81,176	81,176
		$ 39,588		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(730,459,248)	(730,459,248)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(29,561,815)	(29,561,815)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(16,885,355)	(16,885,355)	(41,370,571)	(41,370,571)
Service Shares	(39,891,351)	(39,891,351)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(89,540,868)	(89,540,868)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(126,182,621)	(126,182,621)	(315,612,225)	(315,612,225)
		$ (1,032,521,258)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	139,383,735	139,383,735	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(6,028,779)	(6,028,779)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(3,143,477)	(3,143,477)	(13,506,535)	(13,506,535)
Service Shares	(591,896)	(591,896)	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	(910,064)	(910,064)	(50,461,103)	(50,461,103)
Tax-Free Investment Class	10,916,407	10,916,407	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	—	—	24,208
		$ 139,625,926		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund operates as a "government money market fund"pursuant to money market reform. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2015 to October 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2015 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ 1,000.05
Expenses Paid per $1,000*	$ .50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/15	$ 1,000.00
Ending Account Value 10/31/15	$ $1,024.63
Expenses Paid per $1,000*	$ .51
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Tax-Free Investment Class	.10%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 30, 2015